Vessels, net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Balance	$ 1,041,138
Vessels impairment loss	0
Balance	1,930,477	$ 1,041,138
Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Balance	1,314,740	1,370,756
Additions/ (Depreciation)	957,166	110,416
Disposals	(33,979)	(5,233)
Vessels impairment loss		(161,199)
Balance	2,237,927	1,314,740
Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance	(273,602)	(308,498)
Additions/ (Depreciation)	(34,624)	(54,884)
Disposals	776	158
Vessels impairment loss		89,622
Balance	(307,450)	(273,602)
Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance	1,041,138	1,062,258
Additions/ (Depreciation)	922,542	55,532
Disposals	(33,203)	(5,075)
Vessels impairment loss		(71,577)
Balance	$ 1,930,477	$ 1,041,138